Hedge accounting (Detail 2) SFr in Billions	Dec. 31, 2017 CHF (SFr)
Within 1 year
Average Net Assets Liabilities Subject To Forecasted Cash Flow [Line Items]
Assets	SFr 52
Liabilities	3
Net balance	50
1-3 years
Average Net Assets Liabilities Subject To Forecasted Cash Flow [Line Items]
Assets	74
Liabilities	4
Net balance	70
3-5 years
Average Net Assets Liabilities Subject To Forecasted Cash Flow [Line Items]
Assets	49
Liabilities	2
Net balance	47
5-10 years
Average Net Assets Liabilities Subject To Forecasted Cash Flow [Line Items]
Assets	49
Liabilities	2
Net balance	47
Over 10 years
Average Net Assets Liabilities Subject To Forecasted Cash Flow [Line Items]
Assets	0
Liabilities	0
Net balance	0
UBS AG | Within 1 year
Average Net Assets Liabilities Subject To Forecasted Cash Flow [Line Items]
Assets	52
Liabilities	3
Net balance	50
UBS AG | 1-3 years
Average Net Assets Liabilities Subject To Forecasted Cash Flow [Line Items]
Assets	74
Liabilities	4
Net balance	70
UBS AG | 3-5 years
Average Net Assets Liabilities Subject To Forecasted Cash Flow [Line Items]
Assets	49
Liabilities	2
Net balance	47
UBS AG | 5-10 years
Average Net Assets Liabilities Subject To Forecasted Cash Flow [Line Items]
Assets	49
Liabilities	2
Net balance	47
UBS AG | Over 10 years
Average Net Assets Liabilities Subject To Forecasted Cash Flow [Line Items]
Assets	0
Liabilities	0
Net balance	SFr 0